UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	2 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (35,012)	$ (6,863,429)
Adjustments to reconcile net income to net cash used in operating activities:
Interest income from investments held in Trust Account		(15,330)
Loss on excess of fair value over cash received for Private Placement warrants		737,000
Change in fair value of derivative warrant liabilities		4,023,500
Offering costs - derivative warrant liabilities		1,080,020
Changes in operating assets and liabilities:
Prepaid expenses		(686,901)
Accounts payable	22,954	(25,324)
Accrued expenses	12,058	157,348
Net cash used in operating activities	0	(1,593,116)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(402,500,000)
Net cash used in investing activities		402,500,000
Cash Flows from Financing Activities:
Proceeds from note payable to related party		226,000
Repayment of note payable to related party		(141,388)
Proceeds received from initial public offering, gross		402,500,000
Proceeds received from private placement		10,050,000
Offering costs paid		(8,483,299)
Net cash provided by financing activities		404,151,313
Net change in cash	0	(58,197)
Cash - beginning of the period	0	0
Cash - end of the period	0	58,197
Supplemental disclosure of noncash financing activities:
Offering costs included in accrued expenses	$ 375,000	70,000
Deferred underwriting commissions		14,087,500
Reversal of accrued offering costs		375,000
Initial value of Class A ordinary shares subject to possible redemption		355,174,100
Change in value of Class A ordinary shares subject to possible redemption		$ (5,034,410)